Warrants (Details Narrative) (10-K) - USD ($)			3 Months Ended	12 Months Ended
	Jun. 08, 2019	Apr. 11, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Aug. 15, 2019	Apr. 09, 2019	Dec. 04, 2018	Aug. 08, 2018	Feb. 21, 2018	Dec. 31, 2017
Intrinsic value exercise price					$ 1,806,000
Warrants purchase of common stock shares				108,196
Fair value of warrants					$ 1,188,000
Proceeds from warrant exercised				$ 45,000	$ 22,000
Kodiak [Member]
Warrants purchase of common stock shares											133,334
Warrant exercise price per share											$ 3.75
Warrants expire date											Feb. 20, 2023
Note Payable [Member]
Warrants purchase of common stock shares	108,196								23,562	163,114
Warrant exercise price per share	$ 3.44
Warrants expire date	Aug. 31, 2024
Fair value of warrants	$ 217,000
Conversion of common stock, shares					1,243,189
Note Holders [Member]
Warrants purchase of common stock shares					66,668
Warrant exercise price per share					$ 2.10
Warrants expire date					Jan. 31, 2023
Number of warrant exercised					33,333
Common Stock [Member]
Warrants purchase of common stock shares		163,739				416,119
Warrant exercise price per share		$ 3.76
Warrants expire date		Apr. 30, 2024
Fair value of warrants		$ 439,000
Conversion of common stock, shares					1,243,189
Common shares issued upon exercise of warrants, shares			148,714	189,237	1,074,921
Stock Warrant [Member]
Number of warrant exercised				348,938	1,285,544
Conversion of common stock, shares				189,237
Common stock weighted average exercise price				$ 1.15
Proceeds from warrant exercised				$ 45,000	$ 22,000
Common shares issued upon exercise of warrants, shares					1,074,921
Public Offering [Member]
Warrants purchase of common stock shares								6,869,084
Warrant exercise price per share								$ 3.46
Warrants expire date								Apr. 30, 2024
Preferred Stock Offering [Member]
Warrants purchase of common stock shares							3,245,162
Warrant exercise price per share							$ 1.88
Warrants expire date							Aug. 31, 2024